Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEO ($)(1)	Average Compensation Actually Paid to Non-PEO NEO ($)(1)	Total Shareholder Return(1)	Peer Group Total Shareholder Return(1)	Net Income ($)(1)	Company-Selected Measure (Adjusted Operating Margin) (%)(2)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022(3)	$13,350,453	$25,100,778	$3,122,828	$4,771,244	195.59	130.62	$889.6	10.3%
2021(3)	11,181,748	11,598,468	2,857,547	2,484,180	156.50	142.11	897.0	9.1%
2020(3)	13,852,298	14,460,470	4,375,062	5,958,183	134.77	114.59	427.1	7.0%
2019	N/A	N/A	N/A	N/A	100.00	100.00	N/A	N/A

Company Selected Measure Name	Adjusted operating margin
Named Executive Officers, Footnote [Text Block]	Mr. Richenhagen was the Company’s PEO for the year ended December 31, 2020. Mr. Hansotia was the Company’s PEO for the years ended December 31, 2021 and 2022.
PEO Total Compensation Amount	$ 13,350,453	$ 11,181,748	$ 13,852,298
PEO Actually Paid Compensation Amount	$ 25,100,778	11,598,468	14,460,470
Adjustment To PEO Compensation, Footnote [Text Block]

	PEO			NEO
Prior FYE Current FYE Fiscal Year	12/31/2021 12/31/2022 2022	12/31/2020 12/31/2021 2021	12/31/2019 12/31/2020 2020	12/31/2021 12/31/2022 2022	12/31/2020 12/31/2021 2021	12/31/2019 12/31/2020 2020
SCT Total	$13,350,453	$11,181,748	$13,852,298	$3,122,828	$2,857,547	$4,375,062
- Change in Pension Value in SCT	(363,569)	(652,962)	(2,957,462)	—	(258,803)	(1,620,822)
+ Pension Service Cost	550,703	(1,406,646)	704,019	117,686	(1,177,631)	316,256
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(8,573,886)	(6,978,345)	(5,842,745)	(1,457,916)	(1,040,214)	(925,305)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	17,761,571	8,341,152	—	2,325,687	1,243,380	2,314,043
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	1,907,911	615,190	—	297,958	496,394	1,170,583
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	4,549,198	121,187	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	467,595	498,331	9,667,832	358,552	363,507	328,366
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	(5,512,670)	(114,738)	—	—
Compensation Actually Paid	$25,100,778	$11,598,468	$14,460,470	$4,771,244	$2,484,180	$5,958,183

Non-PEO NEO Average Total Compensation Amount	$ 3,122,828	2,857,547	4,375,062
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,771,244	2,484,180	5,958,183
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	PEO			NEO
Prior FYE Current FYE Fiscal Year	12/31/2021 12/31/2022 2022	12/31/2020 12/31/2021 2021	12/31/2019 12/31/2020 2020	12/31/2021 12/31/2022 2022	12/31/2020 12/31/2021 2021	12/31/2019 12/31/2020 2020
SCT Total	$13,350,453	$11,181,748	$13,852,298	$3,122,828	$2,857,547	$4,375,062
- Change in Pension Value in SCT	(363,569)	(652,962)	(2,957,462)	—	(258,803)	(1,620,822)
+ Pension Service Cost	550,703	(1,406,646)	704,019	117,686	(1,177,631)	316,256
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(8,573,886)	(6,978,345)	(5,842,745)	(1,457,916)	(1,040,214)	(925,305)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	17,761,571	8,341,152	—	2,325,687	1,243,380	2,314,043
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	1,907,911	615,190	—	297,958	496,394	1,170,583
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	4,549,198	121,187	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	467,595	498,331	9,667,832	358,552	363,507	328,366
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	(5,512,670)	(114,738)	—	—
Compensation Actually Paid	$25,100,778	$11,598,468	$14,460,470	$4,771,244	$2,484,180	$5,958,183

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Cumulative Shareholder Return. For the three years summarized above, cumulative shareholder return was 195.59%. This compares to a decrease in compensation actually paid to our PEO in 2021 of $2,862,002 (or 19.8%) and an increase in compensation actually paid to our PEO in 2022 of $13,502,310 (or 116.4%). Similarly, it compares to a decrease in average compensation actually paid to our other NEOs in 2021 of $3,474,003 (or 58.3%) and an increase in average compensation actually paid to our other NEOs of $2,287,064 (or 92.1%) in 2022. The significant increases in 2022 largely reflect the increase in cumulative shareholder return and the corresponding increase in the fair value of equity awards. The decreases in 2021 largely reflect a decrease in the fair value of equity awards. Both of these comparisons are impacted by the timing and share prices at the time of awards, the performance goals that were embedded in those awards and the Company’s financial performance during the relevant periods, as well as the share prices at the times that fair value were determined. During 2021, the compensation for our PEO and other NEOs were also impacted by negative service costs related to an amendment to the Company’s ENPP previously discussed. During the 2020 to 2022 three-year period, the cumulative shareholder return of the Company’s peer group was 130.62%. The difference between peer group performance and the Company’s largely is attributable to the Company’s improved adjusted operating margin combined with strong performance generally for the agricultural equipment industry. Also, we had a change in our PEO between 2020 and 2021, which caused a reduction in compensation actually paid to our PEO in 2021.
Compensation Actually Paid vs. Net Income [Text Block]	Net Income. During the three years summarized above, the Company’s net income declined by $7.4 million (or 0.8%) between 2021 and 2022 and increased by $469.9 million (or 110.0%) between 2020 and 2021. A discussion of the factors that impacted net income is contained in our Form 10-K for the year ended December 31, 2022. Actual compensation paid to and earned by our PEO and other NEOs and the primary reasons for changes between years are described above. As a percentage of net income, our PEO and the average NEO’s compensation actually paid increased in 2022 and decreased in 2021.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Company Selected Measure. The Company selected measure is adjusted operating margin. As discussed under “Compensation Discussion & Analysis – Description of Performance Measures,” this measure links to earnings and is key to increasing performance and stockholder value. This measure increased by 2.1 percentage points in 2021 and 1.2 percentage points in 2022. We believe that the increases in total shareholder return for these periods is a product of the increases in this measure, although there were other influences as well. In turn, indirectly, this measure is the driver of the increase in actual cash compensation to both our PEO’s and other NEO’s compensation increases in 2022.
Total Shareholder Return Vs Peer Group [Text Block]	Cumulative Shareholder Return. For the three years summarized above, cumulative shareholder return was 195.59%. This compares to a decrease in compensation actually paid to our PEO in 2021 of $2,862,002 (or 19.8%) and an increase in compensation actually paid to our PEO in 2022 of $13,502,310 (or 116.4%). Similarly, it compares to a decrease in average compensation actually paid to our other NEOs in 2021 of $3,474,003 (or 58.3%) and an increase in average compensation actually paid to our other NEOs of $2,287,064 (or 92.1%) in 2022. The significant increases in 2022 largely reflect the increase in cumulative shareholder return and the corresponding increase in the fair value of equity awards. The decreases in 2021 largely reflect a decrease in the fair value of equity awards. Both of these comparisons are impacted by the timing and share prices at the time of awards, the performance goals that were embedded in those awards and the Company’s financial performance during the relevant periods, as well as the share prices at the times that fair value were determined. During 2021, the compensation for our PEO and other NEOs were also impacted by negative service costs related to an amendment to the Company’s ENPP previously discussed. During the 2020 to 2022 three-year period, the cumulative shareholder return of the Company’s peer group was 130.62%. The difference between peer group performance and the Company’s largely is attributable to the Company’s improved adjusted operating margin combined with strong performance generally for the agricultural equipment industry. Also, we had a change in our PEO between 2020 and 2021, which caused a reduction in compensation actually paid to our PEO in 2021.
Tabular List [Table Text Block]

Most Important Company Performance Measures for Determining NEO Compensation
Adjusted operating margin(1)
Return on net assets (“RONA”)(1)
Revenue growth

Total Shareholder Return Amount	$ 195.59	156.50	134.77	$ 100.00
Peer Group Total Shareholder Return Amount	130.62	142.11	114.59	$ 100.00
Net Income (Loss)	$ 889,600,000	$ 897,000,000.0	$ 427,100,000
Company Selected Measure Amount	0.103	0.091	0.070
PEO Name	Mr. Hansotia	Mr. Hansotia	Mr. Richenhagen
Additional 402(v) Disclosure [Text Block]	All balances are whole numbers except for net income, which are in millions.Adjusted operating margin and RONA are non-GAAP measures, and a reconciliation is provided to the closest U.S. GAAP measure in the appendix at the end of this proxy statement.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted operating margin(1)
Non-GAAP Measure Description [Text Block]	Adjusted operating margin is a non-GAAP measure, and a reconciliation is provided to the closest U.S. GAAP measure in the appendix at the end of this proxy statement.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on net assets (“RONA”)(1)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenue growth
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (363,569)	$ (652,962)	$ (2,957,462)
PEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	550,703	(1,406,646)	704,019
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,573,886)	(6,978,345)	(5,842,745)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,761,571	8,341,152	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,907,911	615,190	0
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	4,549,198
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	467,595	498,331	9,667,832
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(5,512,670)
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(258,803)	(1,620,822)
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	117,686	(1,177,631)	316,256
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,457,916)	(1,040,214)	(925,305)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,325,687	1,243,380	2,314,043
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	297,958	496,394	1,170,583
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	121,187	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	358,552	363,507	328,366
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (114,738)	$ 0	$ 0